Interest and other expense, net	12 Months Ended
Sep. 30, 2021
Interest and other expense, net
Interest and other expense, net
Note 14 — Interest and other expense, net
Interest and other expense, net, consists of the following:

	Year Ended September 30,
	2021	2020	2019
Interest income	$(4,822)	$(4,233)	$(6,225)
Interest expense (1)	21,275	10,427	3,911
Foreign exchange loss	1,110	3,382	7,860
Other, net	(6,766)	1,860	(3,687)

	$10,797	$11,436	$1,859

(1)	For further details, please see Note 12 to the consolidated financial statements.